Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2022
Prospectus Date	rr_ProspectusDate	Oct. 19, 2022
Simplify Enhanced Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Simplify Enhanced Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Simplify Enhanced Income ETF

HIGH

Supplement dated July 3, 2023 to the Prospectus dated October 19, 2022

The first sentence of the “Income Generating Option Strategy” subsection of “Principal Investment Strategies” on pages 2 and 7 of the Prospectus is replaced with the following:

To generate additional income, the Fund employs an option spread writing strategy on equity, fixed income, volatility, commodity, and currency ETFs and exchange traded products (“ETPs”).

The “Principal Investment Strategies” subsections on pages 2 and 8 of the Prospectus are revised to add the following paragraph:

The Fund expects to gain exposure to certain options markets by investing up to 25% of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to options markets in accordance with applicable rules and regulations.

The “Principal Investment Risks” subsection on page 3 of the Prospectus is revised to add the following paragraphs:

Commodity Risk. Investments linked to commodity derivatives can be highly volatile compared to investments in traditional securities, and funds holding instruments linked to commodity derivatives may experience large losses. The value of instruments linked to commodity derivatives may be affected by market movements, commodity benchmarks, volatility, changes in interest rates, or factors affecting a particular industry, or commodity.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.

Currency Risk. The Fund holds investments that provide exposure to certain currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

The “Principal Investment Risks” subsection on page 9 of the Prospectus is revised to add the following paragraphs:

Commodity Risk. Investments linked to commodity derivatives can be highly volatile compared to investments in traditional securities, and funds holding instruments linked to commodity derivatives may experience large losses. The value of instruments linked to commodities may be affected by market movements, commodity prices or benchmarks (as the case may be), volatility, changes in interest rates, or factors affecting a particular industry, commodity. For example, commodity prices may be affected by numerous factors, including drought, floods, fires, weather, livestock disease, pipeline ruptures or spills, embargoes, tariffs and international, economic, political or regulatory developments. In particular, trading in financial instruments linked to natural gas has historically been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short volatility-based strategy positions. The performance of the Fund could be based in part on the prices of one or more of the VIX futures in which the Fund invests. Securities markets and VIX futures are affected by a variety of factors and may change unpredictably, affecting the value of such securities and VIX futures and, consequently, the value and the market price of the Fund’s Shares.

Currency Risk. The Fund holds investments that provide exposure to certain currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

The following disclosure is added immediately after the section entitled “PORTFOLIO HOLDINGS DISCLOSURE” on page 11 of the Prospectus:

SUBSIDIARY:

The Fund executes a portion of its strategy by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in options contracts subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund. By investing in options indirectly through the Subsidiary, the Fund obtains exposure to the options markets within the federal tax requirements that apply to the Fund. Specifically, the Subsidiary provides the Fund with exposure to the options markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Sub-chapter M requires, among other things, that at least 90% of the Fund’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). The Fund will make investments in certain options through the Subsidiary because income from these options is not treated as “qualifying income” for purposes of the 90% income requirement if the Fund invests in the options directly. To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and may distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. Such dividend distributions are “qualifying income” pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include the Subsidiary.

The Subsidiary follows the same compliance policies and procedures, as the Fund and is subject to the same investment restrictions and limitations as the Fund when measured on a consolidated basis with the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Fund’s custodian also serves as the custodian to the Subsidiary.

The adviser to the Subsidiary also complies with the provisions of the 1940 Act regarding investment advisory contracts and is considered to be an investment adviser to a fund under the 1940 Act.

This Supplement dated July 3, 2023, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.